Share-Based Compensation	3 Months Ended
Mar. 31, 2019
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
Note 7. Share-Based Compensation

In connection with the Business Combination, the Company
adopted a stock option plan and
issued 408,667 stock options to employees
. The total fair value of the stock options at the grant date was $3.6 million.

A summary of stock option activity is as follows:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)	Total Intrinsic Value
Outstanding as of February 18, 2019	-	$-	-	$-
Granted	408,667	1.82	8.5	-
Forfeited/expired	(8,864)	1.16
Outstanding as of March 31, 2019	399,803	$1.83	8.7	$2,784,811
Options vested and exercisable	20,053	$1.60	8.5	$114,356

For the period from February 19, 2019 to March 31, 2019, the Company recorded $
0.6
million of share-based compensation expense related to the options. As of March 31, 2019, the Company has
$3.0
million of unrecognized share-based compensation cost. During the Successor Period, share-based compensation expense is recorded as a component of general and administrative expenses.